OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Employees and related accruals	$ 2,074	$ 1,515
Consultants	468	302
Accrual for withholding taxes and royalties payments related to Milestone payments from Bayer	4	1,356
Accrued expenses	920	1,349
Other		19
Other accounts payable and accrued expenses	$ 3,466	$ 4,541